Provisions - Analysis of changes in exposures - Issued foreign letters of credit (Details) - Issued foreign letters of credit $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Contingencies and Commitments
Exposure as at beginning of period	$ 94,313
Total	388,396
12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Total	344,874
12-month expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Total	1,585
Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Total	41,823
Lifetime expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Total	114
Gross Balance
Contingencies and Commitments
Exposure as at beginning of period	94,313
Net change on exposures	283,384
Foreign exchange adjustments	10,699
Total	388,396
Gross Balance | 12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	80,106
Net change on exposures	262,824
Transfer to Stage 1	6,268
Transfer to Stage 2	(13,420)
Foreign exchange adjustments	9,096
Total	344,874
Gross Balance | 12-month expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Exposure as at beginning of period	1,737
Net change on exposures	832
Transfer to Stage 2	(1,098)
Foreign exchange adjustments	114
Total	1,585
Gross Balance | Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	11,984
Net change on exposures	21,226
Transfer to Stage 1	(6,268)
Transfer to Stage 2	13,420
Foreign exchange adjustments	1,461
Total	41,823
Gross Balance | Lifetime expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Exposure as at beginning of period	486
Net change on exposures	(1,498)
Transfer to Stage 2	1,098
Foreign exchange adjustments	28
Total	114
Accumulated Amortization
Contingencies and Commitments
Exposure as at beginning of period	49
Net change on exposures	44
Impact on year end ECL of exposures transferred between stages during the year	(4)
Foreign exchange adjustments	4
Total	93
Accumulated Amortization | 12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	43
Net change on exposures	38
Transfer to Stage 2	(6)
Impact on year end ECL of exposures transferred between stages during the year	4
Foreign exchange adjustments	4
Total	83
Accumulated Amortization | 12-month expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Exposure as at beginning of period	6
Net change on exposures	7
Transfer to Stage 2	(3)
Total	10
Accumulated Amortization | Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Transfer to Stage 2	6
Impact on year end ECL of exposures transferred between stages during the year	(6)
Accumulated Amortization | Lifetime expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Net change on exposures	(1)
Transfer to Stage 2	3
Impact on year end ECL of exposures transferred between stages during the year	$ (2)